Victory RS Partners Fund Expense Example - MCL [Member] - Victory RS Partners Fund - Member Class	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 115
Expense Example, with Redemption, 3 Years	414
Expense Example, with Redemption, 5 Years	736
Expense Example, with Redemption, 10 Years	$ 1,646